Contingencies (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Commitments and Contingencies [Abstract]
Legal provision	$ 9.2	$ 11.6
Contingent environmental fines	$ 9.7	$ 9.2